N-2 - USD ($)									3 Months Ended											6 Months Ended
		Oct. 31, 2025	Oct. 31, 2024	Oct. 31, 2023	Oct. 31, 2022	Oct. 31, 2021	Oct. 31, 2020	Oct. 31, 2019	Apr. 30, 2026	Jan. 31, 2026	Dec. 31, 2025	Oct. 31, 2025	Jul. 31, 2025	Apr. 30, 2025	Jan. 31, 2025	Oct. 31, 2024	Jul. 31, 2024	Apr. 30, 2024	Jan. 31, 2024	Apr. 30, 2026
Cover [Abstract]
Entity Central Index Key																				0001716951
Amendment Flag																				false
Entity Inv Company Type																				N-2
Document Type																				N-CSRS
Entity Registrant Name																				OFS Credit Company, Inc.
Fee Table [Abstract]
Shareholder Transaction Expenses [Table Text Block]

Stockholder Transaction Expenses (as a percentage of the offering price)
Sales load (1)	—
Offering expenses borne by the Company (2)	—
Distribution reinvestment plan expenses (3)	$15.00
Total stockholder transaction expenses	—

(1)
In the event that the securities are sold to or through underwriters, a prospectus supplement will disclose the applicable sales load, and the “Example” will be updated accordingly.
(2)
The prospectus supplement corresponding to each offering will disclose the applicable offering expenses and total stockholder transaction expenses as a percentage of the offering price.
(3)
The expenses of the DRIP are included in “other expenses.” The plan administrator’s fees are paid by us. There are no brokerage charges or other charges to stockholders who participate in the plan except that, if a participant elects by written notice to the plan administrator to have the plan administrator sell part or all of the shares held by the plan administrator in the participant’s account and remit the proceeds to the participant, the plan administrator is authorized to deduct a $15.00 transaction fee plus a $0.10 per share brokerage commission from the proceeds. See “
—Distribution Reinvestment Plan
”.

Sales Load [Percent]	[1]																			0.00%
Dividend Reinvestment and Cash Purchase Fees	[2]																			$ 15
Other Transaction Expenses [Abstract]
Other Transaction Expenses [Percent]	[3]																			0.00%
Annual Expenses [Table Text Block]

Estimated Annual Expenses (as a percentage of net assets attributable to common stock):
Base management fee (4)	3.19%
Incentive fees payable under our Investment Advisory Agreement (20% of Pre-Incentive Fee Net Investment Income, subject to hurdle) (5)	4.52%
Interest payments on borrowed funds (6)	6.26%
Other expenses (7)	3.01%
Total annual expenses (8)	16.98%
(4)
We have agreed to pay OFS Advisor as compensation under the Investment Advisory Agreement a base management fee at an annual rate of 1.75% (0.4375% per quarter) of our Total Equity Base, which means the NAV of shares of our common stock and the paid-in capital of our preferred stock, if any, before the determination of any incentive fees for the applicable quarter. These management fees are paid by our stockholders and are not paid by the holders of preferred stock, or the holders of any other types of securities that we may issue. The base management fee referenced in the table above represents the estimated annualized fee based on our April 30, 2026 NAV of $109.0 million and $89.9 million of paid-in capital on outstanding preferred stock. The estimated base management fee used for the calculation in the table above differs from the actual amount incurred for the six months ended April 30, 2026. See “
—Note 3 Related Party Transactions”
.
(5)
We have agreed to pay OFS Advisor, as compensation under the Investment Advisory Agreement, a quarterly incentive fee equal to 20% of our “Pre-Incentive Fee Net Investment Income” for the immediately preceding quarter, subject to a quarterly preferred return, or hurdle, of 2.00% of our NAV (8.00% annualized) and a catch-up feature. Pre-Incentive Fee Net Investment Income includes accrued income that we have not yet received in cash. No incentive fee is payable to OFS Advisor on realized capital gains. The incentive fee is paid to OFS Advisor as follows:
•
no incentive fee in any calendar quarter in which our Pre-Incentive Fee Net Investment Income does not exceed the hurdle of 2.00% of our NAV;
•
100% of our Pre-Incentive Fee Net Investment Income with respect to that portion of such Pre-Incentive Fee Net Investment Income, if any, that exceeds the hurdle but is less than 2.50% of our NAV in any calendar quarter (10.00% annualized). We refer to this portion of our Pre-Incentive Fee Net Investment Income (which exceeds the hurdle but is less than 2.50% of our NAV) as the “catch-up.” The “catch-up” is meant to provide OFS Advisor with 20% of our Pre-Incentive Fee Net Investment Income as if a hurdle did not apply if Pre-Incentive Fee Net Investment Income meets or exceeds 2.50% of our NAV in any calendar quarter; and
•
20% of the amount of our Pre-Incentive Fee Net Investment Income, if any, that exceeds 2.50% of our NAV in any calendar quarter (10.00% annualized) is payable to OFS Advisor (that is, once the hurdle is reached and the catch-up is achieved, 20% of all Pre-Incentive Fee Net Investment Income thereafter is paid to OFS Advisor).
The estimated incentive fees in the table above assume that incentive fees we incur during the next twelve months remain consistent with the actual incentive fees incurred by us during the six months ended April 30, 2026. Actual portfolio yields, which directly impact incentive fees, may significantly differ in the future. See “
—Note 3 Related Party Transactions”
.
(6)
The estimated “interest payments on borrowed funds” represents annualized dividends to be paid on our $89.9 million of outstanding preferred stock and annualized interest expense on $0 outstanding borrowings under our repurchase agreement with Nomura Securities International, Inc. as of April 30, 2026. It also includes amortization of deferred underwriting discounts, commissions, and offering expenses related to our outstanding preferred stock and repurchase agreement. This amount differs from the actual interest expense incurred during the six months ended April 30, 2026. We may incur, directly or indirectly, through one or more special purpose vehicles, indebtedness for borrowed money, as well as leverage in the form of preferred stock and other structures and instruments, in significant amounts and on terms that OFS Advisor and our Board deem appropriate, subject to applicable limitations under the 1940 Act. As of April 30, 2026, we were authorized to borrow up to $25.0 million under our repurchase agreement with Nomura Securities International, Inc. Any such borrowings do not include embedded or inherent leverage in CLO structures in which we invest or intend to invest or in derivative instruments in which we may invest. Our borrowing costs would increase in the event that we were to borrow additional money. In the event that we were to issue additional shares of preferred stock, the base management fee as a percentage of our net assets attributable to common stock would increase. See “
—Note 6 Borrowings”
.
(7)
The estimated “other expenses” assumes that other expenses we incur during the next twelve months remain consistent with the actual amounts incurred during the six months ended April 30, 2026. “Other expenses” includes our overhead expenses, including services under the Administration Agreement based on our allocable portion of overhead and other expenses incurred by OFS Capital Services, LLC, our administrator and an affiliate of OFS Advisor. “Other expenses” also includes ongoing administrative expenses to our independent accountants, legal counsel and compensation of independent directors.
(8)
“Total annual expenses” is presented as a percentage of net assets attributable to common stockholders, because the holders of shares of our common stock will bear all of our fees and expenses, all of which are included in this fee table presentation. The indirect expenses that will be associated with our CLO equity investments are not included in the fee table presentation, but if such expenses were included in the fee table presentation, then our total annual expenses would have been 32.80%.

Management Fees [Percent]	[4]																			3.19%
Interest Expenses on Borrowings [Percent]	[5]																			6.26%
Incentive Fees [Percent]	[6]																			4.52%
Other Annual Expenses [Abstract]
Other Annual Expenses [Percent]	[7]																			3.01%
Total Annual Expenses [Percent]	[8]																			16.98%
Expense Example [Table Text Block]
Example*
The following example demonstrates the projected dollar amount of total cumulative expenses that would be incurred over various periods with respect to a hypothetical investment in us. In calculating the following expense amounts, we assumed we would maintain the leverage as set forth above and that our operating expenses would remain at the levels set forth in the table above.

	1 Year	3 Year	5 Year	10 Year
You would pay the following expenses on a $1,000 investment, assuming a 5.0% annual return	$120	$334	$517	$867

*
The example should not be considered a representation of future returns or expenses, and actual returns and expenses may be greater or less than those shown
. While the example assumes a 5.0% annual return, our performance will vary and may result in a return greater or less than 5.0%. The incentive fee under the Investment Advisory Agreement, assuming a 5.0% annual return, would either not be payable or would have an insignificant impact on the expense amounts shown above, and is therefore not included in the example. Also, while the example assumes reinvestment of all dividends at net asset value, participants in our dividend reinvestment plan will receive a number of shares of our common stock, determined by dividing the total dollar amount of the dividend payable to a participant by ninety-five percent (95%) the market price per share of our common stock at the close of trading on the dividend payment date, which may be at, above or below net asset value. See “
—Distribution Reinvestment Plan
” for additional information regarding our dividend reinvestment plan.

Expense Example, Year 01	[9]																			$ 120
Expense Example, Years 1 to 3	[9]																			334
Expense Example, Years 1 to 5	[9]																			517
Expense Example, Years 1 to 10	[9]																			$ 867
Purpose of Fee Table , Note [Text Block]
The following table is intended to assist you in understanding the costs and expenses that you will bear directly or indirectly as a stockholder. However, we caution you that some of the percentages indicated in the table below are estimates and may vary. The following table should not be considered a representation of our future expenses. Actual expenses may be greater or less than shown.

Basis of Transaction Fees, Note [Text Block]																				as a percentage of the offering price
Other Transaction Fees, Note [Text Block]																				The prospectus supplement corresponding to each offering will disclose the applicable offering expenses and total stockholder transaction expenses as a percentage of the offering price.
Other Expenses, Note [Text Block]
The example should not be considered a representation of future returns or expenses, and actual returns and expenses may be greater or less than those shown
. While the example assumes a 5.0% annual return, our performance will vary and may result in a return greater or less than 5.0%. The incentive fee under the Investment Advisory Agreement, assuming a 5.0% annual return, would either not be payable or would have an insignificant impact on the expense amounts shown above, and is therefore not included in the example. Also, while the example assumes reinvestment of all dividends at net asset value, participants in our dividend reinvestment plan will receive a number of shares of our common stock, determined by dividing the total dollar amount of the dividend payable to a participant by ninety-five percent (95%) the market price per share of our common stock at the close of trading on the dividend payment date, which may be at, above or below net asset value. See “
—Distribution Reinvestment Plan
” for additional information regarding our dividend reinvestment plan.

Financial Highlights [Abstract]
Senior Securities [Table Text Block]
Information about the Company’s senior securities is shown in the following table as of and for each of the dates noted:

Class and Year	Total Amount Outstanding (1)	Asset Coverage Per $1,000 (2)	Asset Coverage Per Unit (3)	Involuntary Liquidation Preference Per Unit (4)	Average Market Value Per Unit (5)
6.875% Series A Term Preferred Stock (6)
October 31, 2022	$—	$—	$—	$—	N/A
October 31, 2021	21,316,500	3,148	78.71	25.00	$25.15
October 31, 2020	21,316,500	2,946	73.64	25.00	23.72
October 31, 2019	21,316,500	3,151	78.78	25.00	25.46

6.60% Series B Term Preferred Stock (7)
October 31, 2024	—	—	—	—	N/A
October 31, 2023	3,000,000	2,878	71.95	25.00	N/A
October 31, 2022	3,000,000	2,472	61.80	25.00	N/A
October 31, 2021	3,000,000	3,148	78.71	25.00	N/A

6.125% Series C Term Preferred Stock (8)
April 30, 2026 (Unaudited)	—	—	—	—	N/A
October 31, 2025	23,000,000	2,320	58.01	25.00	24.78
October 31, 2024	23,000,000	2,635	65.87	25.00	24.06
October 31, 2023	23,000,000	2,878	71.95	25.00	23.29
October 31, 2022	23,000,000	2,472	61.80	25.00	24.79
October 31, 2021	23,000,000	3,148	78.71	25.00	25.22

6.00% Series D Term Preferred Stock (9)
April 30, 2026 (Unaudited)	—	—	—	—	N/A
October 31, 2025	3,000,000	2,320	58.01	25.00	N/A
October 31, 2024	3,000,000	2,635	65.87	25.00	N/A
October 31, 2023	3,000,000	2,878	71.95	25.00	N/A
October 31, 2022	3,000,000	2,472	61.80	25.00	N/A
October 31, 2021	3,000,000	3,148	78.71	25.00	N/A

5.25% Series E Term Preferred Stock
April 30, 2026 (Unaudited)	35,000,000	2,213	55.32	25.00	24.56
October 31, 2025	35,000,000	2,320	58.01	25.00	24.06
October 31, 2024	35,000,000	2,635	65.87	25.00	22.98
October 31, 2023	35,000,000	2,878	71.95	25.00	22.38
October 31, 2022	35,000,000	2,472	61.80	25.00	23.99

7.875% Series F Term Preferred Stock
April 30, 2026 (Unaudited)	29,900,000	2,213	55.32	25.00	25.09
October 31, 2025	29,900,000	2,320	58.01	25.00	24.93
October 31, 2024	29,900,000	2,635	65.87	25.00	24.94

8.00% Series G Term Preferred Stock
April 30, 2026 (Unaudited)	25,000,000	2,213	55.32	25.00	N/A
October 31, 2025	25,000,000	2,320	58.01	25.00	N/A

Repurchase Facility (10)
April 30, 2026 (U naudite d)	—	—	—	N/A	N/A
(1)
Total amount of each class of senior securities outstanding at the end of the period presented.
(2)
The asset coverage ratio for a class of senior securities representing indebtedness is calculated as the total assets, less all liabilities and indebtedness not represented by senior securities, divided by the aggregate amount of outstanding senior securities representing indebtedness. This asset coverage ratio is multiplied by $1,000 to determine the “Asset Coverage Per $1,000.”
(3)
The Asset Coverage Per Unit is expressed in terms of a ratio per share of the aggregate amount of outstanding senior securities. When expressing in terms of dollar amounts per share, the asset coverage ratio is multiplied by the involuntary liquidation preference per unit of $25.
(4)
The amount to which such class of senior security would be entitled upon the involuntary liquidation of the issuer in preference to any security junior to it.
(5)
Average market value per unit for the Series E Term Preferred Stock and Series F Term Preferred Stock represent the average of the daily closing prices as reported on The Nasdaq Capital Market during the period presented. Not applicable to the Series A Term Preferred Stock, Series B Term Preferred Stock, Series C Term Preferred Stock, Series D Term Preferred Stock, Series G Term Preferred Stock and Repurchase Facility because these senior securities are not registered for public trading or are fully redeemed.
(6)
On December 10, 2021, all outstanding shares of the Series A Term Preferred Stock were redeemed at 100% of their principal amount ($25 per share).
(7)
On November 19, 2023, all outstanding shares of the Series B Term Preferred Stock were redeemed at 100% of their principal amount ($25 per share).
(8)
On April 29, 2026, the remaining outstanding shares of the Series C Term Preferred Stock were redeemed at 100% of their principal amount ($25 per share).
(9)
On February 27, 2026, all outstanding shares of the Series D Term Preferred Stock were redeemed at 100% of their principal amount ($25 per share).
(10)
On November 4, 2025, the Company entered into the Repurchase Facility and is authorized to enter into Repo Transactions for up to $25,000,000.

Senior Securities, Note [Text Block]
Senior Securities Tables
Information about the Company’s senior securities is shown in the following table as of and for each of the dates noted:

Class and Year	Total Amount Outstanding (1)	Asset Coverage Per $1,000 (2)	Asset Coverage Per Unit (3)	Involuntary Liquidation Preference Per Unit (4)	Average Market Value Per Unit (5)
6.875% Series A Term Preferred Stock (6)
October 31, 2022	$—	$—	$—	$—	N/A
October 31, 2021	21,316,500	3,148	78.71	25.00	$25.15
October 31, 2020	21,316,500	2,946	73.64	25.00	23.72
October 31, 2019	21,316,500	3,151	78.78	25.00	25.46

6.60% Series B Term Preferred Stock (7)
October 31, 2024	—	—	—	—	N/A
October 31, 2023	3,000,000	2,878	71.95	25.00	N/A
October 31, 2022	3,000,000	2,472	61.80	25.00	N/A
October 31, 2021	3,000,000	3,148	78.71	25.00	N/A

6.125% Series C Term Preferred Stock (8)
April 30, 2026 (Unaudited)	—	—	—	—	N/A
October 31, 2025	23,000,000	2,320	58.01	25.00	24.78
October 31, 2024	23,000,000	2,635	65.87	25.00	24.06
October 31, 2023	23,000,000	2,878	71.95	25.00	23.29
October 31, 2022	23,000,000	2,472	61.80	25.00	24.79
October 31, 2021	23,000,000	3,148	78.71	25.00	25.22

6.00% Series D Term Preferred Stock (9)
April 30, 2026 (Unaudited)	—	—	—	—	N/A
October 31, 2025	3,000,000	2,320	58.01	25.00	N/A
October 31, 2024	3,000,000	2,635	65.87	25.00	N/A
October 31, 2023	3,000,000	2,878	71.95	25.00	N/A
October 31, 2022	3,000,000	2,472	61.80	25.00	N/A
October 31, 2021	3,000,000	3,148	78.71	25.00	N/A

5.25% Series E Term Preferred Stock
April 30, 2026 (Unaudited)	35,000,000	2,213	55.32	25.00	24.56
October 31, 2025	35,000,000	2,320	58.01	25.00	24.06
October 31, 2024	35,000,000	2,635	65.87	25.00	22.98
October 31, 2023	35,000,000	2,878	71.95	25.00	22.38
October 31, 2022	35,000,000	2,472	61.80	25.00	23.99

7.875% Series F Term Preferred Stock
April 30, 2026 (Unaudited)	29,900,000	2,213	55.32	25.00	25.09
October 31, 2025	29,900,000	2,320	58.01	25.00	24.93
October 31, 2024	29,900,000	2,635	65.87	25.00	24.94

8.00% Series G Term Preferred Stock
April 30, 2026 (Unaudited)	25,000,000	2,213	55.32	25.00	N/A
October 31, 2025	25,000,000	2,320	58.01	25.00	N/A

Repurchase Facility (10)
April 30, 2026 (U naudite d)	—	—	—	N/A	N/A
(1)
Total amount of each class of senior securities outstanding at the end of the period presented.
(2)
The asset coverage ratio for a class of senior securities representing indebtedness is calculated as the total assets, less all liabilities and indebtedness not represented by senior securities, divided by the aggregate amount of outstanding senior securities representing indebtedness. This asset coverage ratio is multiplied by $1,000 to determine the “Asset Coverage Per $1,000.”
(3)
The Asset Coverage Per Unit is expressed in terms of a ratio per share of the aggregate amount of outstanding senior securities. When expressing in terms of dollar amounts per share, the asset coverage ratio is multiplied by the involuntary liquidation preference per unit of $25.
(4)
The amount to which such class of senior security would be entitled upon the involuntary liquidation of the issuer in preference to any security junior to it.
(5)
Average market value per unit for the Series E Term Preferred Stock and Series F Term Preferred Stock represent the average of the daily closing prices as reported on The Nasdaq Capital Market during the period presented. Not applicable to the Series A Term Preferred Stock, Series B Term Preferred Stock, Series C Term Preferred Stock, Series D Term Preferred Stock, Series G Term Preferred Stock and Repurchase Facility because these senior securities are not registered for public trading or are fully redeemed.
(6)
On December 10, 2021, all outstanding shares of the Series A Term Preferred Stock were redeemed at 100% of their principal amount ($25 per share).
(7)
On November 19, 2023, all outstanding shares of the Series B Term Preferred Stock were redeemed at 100% of their principal amount ($25 per share).
(8)
On April 29, 2026, the remaining outstanding shares of the Series C Term Preferred Stock were redeemed at 100% of their principal amount ($25 per share).
(9)
On February 27, 2026, all outstanding shares of the Series D Term Preferred Stock were redeemed at 100% of their principal amount ($25 per share).
(10)
On November 4, 2025, the Company entered into the Repurchase Facility and is authorized to enter into Repo Transactions for up to $25,000,000.

Senior Securities Headings, Note [Text Block]																				Total amount of each class of senior securities outstanding at the end of the period presented.The amount to which such class of senior security would be entitled upon the involuntary liquidation of the issuer in preference to any security junior to it.Average market value per unit for the Series E Term Preferred Stock and Series F Term Preferred Stock represent the average of the daily closing prices as reported on The Nasdaq Capital Market during the period presented. Not applicable to the Series A Term Preferred Stock, Series B Term Preferred Stock, Series C Term Preferred Stock, Series D Term Preferred Stock, Series G Term Preferred Stock and Repurchase Facility because these senior securities are not registered for public trading or are fully redeemed.
General Description of Registrant [Abstract]
Investment Objectives and Practices [Text Block]
The Company’s primary investment objective is to generate current income, with a secondary objective to generate capital appreciation. Under normal market conditions, the Company invests at least 80% of its assets in floating rate credit instruments and other structured credit investments, including: (i) collateralized loan obligation (“CLO”) debt and subordinated (i.e., residual or equity) securities; (ii) traditional corporate credit investments, including leveraged loans and high yield bonds; (iii) opportunistic credit investments, including stressed and distressed credit situations and long/short credit investments; and (iv) other credit-related instruments, which include securities issued by other securitization vehicles, such as credit-linked notes and collateralized bond obligations, or “CBOs”, and synthetic investments, such as significant risk transfer securities and credit risk transfer securities issued by banks or other financial institutions (“80% Policy”). The 80% Policy is not a fundamental policy of the Company and may be changed by our Board on 60 days’ notice to the Company’s stockholders. The Company defines “credit” to consist primarily of the debt investments and instruments described in its 80% Policy.
The CLOs in which the Company invests are collateralized by portfolios consisting primarily of below investment grade U.S. senior secured loans with a large number of distinct underlying borrowers across various industry sectors. The Company may also invest in financing structures intended to aggregate loans that may be used to form the basis of a CLO vehicle, often provided by the bank that will serve as the placement agent or arranger on a CLO transaction (each, a “Loan Accumulation Facility”).

Risk Factors [Table Text Block]
SUMMARY
RISK FACTORS
The risk factors described below are a summary of the principal risk factors associated with an investment in the Company. These are not the only risks we face. You should carefully consider these risk factors, together with the risk factors set forth in our prospectus, as supplemented from time to time, and the other reports and documents filed by us with the SEC. Specifically, see
“Risk Factors”
in our prospectus filed with the SEC on May 24, 2024 (the “Base Prospectus”).
Risks Related to Our Business and Structure
•Our investment portfolio is recorded at fair value and OFS Advisor, our “valuation designee,” determines the fair value of our investments in good faith pursuant to Rule 2a-5 under the 1940 Act. As a result, there will be uncertainty as to the value of our portfolio investments, and the participation of OFS Advisor’s professionals in our valuation process could result in a conflict of interest.•Our financial condition and results of operations depend on OFS Advisor’s ability to effectively manage and deploy capital.•We are dependent upon OFS senior professionals for our future success and upon their access to the investment professionals•and partners of OFSAM and its affiliates.•OFS Advisor and OFS Services each has the right to resign on 60 days’ notice, and we may not be able to find a suitable replacement within that time, resulting in a disruption in our operations that could adversely affect our financial condition, business and results of operations.•Our incentive fee structure may incentivize OFS Advisor to make certain investments, including speculative investments, use leverage when it may be unwise to do so, refrain from de-levering when it would otherwise be appropriate to do so, or include optimistic assumptions in the determination of net investment income.•We may be obligated to pay OFS Advisor incentive compensation even if we incur a loss.•We may pay an incentive fee on income we do not receive in cash.•The Investment Advisory Agreement and the Administration Agreement were not negotiated on an arm’s length basis and may not be as favorable to us as if they had been negotiated with an unaffiliated third party.•Our Board may change our operating policies and strategies without stockholder approval, the effects of which may be adverse.•We will be subject to U.S. federal income tax imposed at corporate rates if we are unable to maintain our tax treatment as a RIC.•There is a risk that holders of our equity securities may not receive distributions or that our distributions may not grow or may be reduced over time.•Because we expect to distribute substantially all of our ordinary income and net realized capital gains to our stockholders, we may need additional capital to finance our growth and such capital may not be available on favorable terms or at all.•Events outside of our control, including public health crises, rapidly changing interest and inflation rates and significant market volatility, have negatively affected, and could continue to negatively affect, our CLO investments and our results of operations.•Global economic, political and market conditions may adversely affect our business, ability to secure debt financing, results of operations and financial condition, including our revenue growth and profitability.•Adverse developments in the credit markets may impair our ability to secure debt financing.•We are a non-diversified management investment company within the meaning of the 1940 Act, and therefore we are not limited with respect to the proportion of our assets that may be invested in securities of a single issuer.•Significant stockholders may control the outcome of matters submitted to our stockholders or adversely impact the market price of our securities.•Our ability to enter into transactions with our affiliates is restricted, which may limit the scope of investments available to us.•We may leverage our portfolio, which would magnify the potential for gain or loss on amounts invested and will increase the risk of investing in us.•We may enter into reverse repurchase agreements, which are another form of leverage.•Regulations governing our operation as a registered closed-end management investment company affect our ability to raise additional capital and the way in which we do so. Raising debt capital may expose us to risks, including the typical risks associated with leverage.•We incur significant costs as a result of being a publicly traded company.
•
Further downgrades of the U.S. credit rating, impending automatic spending cuts or a government shutdown could negatively impact our liquidity, financial condition and earnings.
•
Cybersecurity risks and cyber incidents may adversely affect our business or the business of CLO vehicles in which we invest and CLO Portfolio Companies by causing a disruption to our operations or the operations of CLO vehicles in which we invest and CLO Portfolio Companies, a compromise or corruption of our confidential information or the confidential information of CLO vehicles in which we invest and CLO Portfolio Companies and/or damage to our business relationships or the business relationships of CLO vehicles in which we invest and CLO Portfolio Companies, all of which could negatively impact the business, financial condition and operating results of us or CLO vehicles in which we invest and CLO Portfolio Companies.
•
We are subject to risks associated with artificial intelligence and machine learning technology.
Risks Related to Our Investments
•
Investing in senior secured loans indirectly through CLO securities involves particular risks.
•
Our investments in CLO securities and other structured finance securities involve certain risks.
•
Our investments in subordinated or equity CLO securities are more likely to suffer a loss of all or a portion of their value in the event of a default.
•
Our portfolio of investments may lack diversification among CLO securities or underlying obligors, which may subject us to a risk of significant loss if one or more of these CLO securities experience a high level of defaults on collateral.
•
Our portfolio is focused on CLO securities, and the CLO securities in which we invest may hold loans that are concentrated in a limited number of industries.
•
Failure by a CLO in which we are invested to satisfy certain tests will harm our operating results.
•
Negative loan ratings migration may also place pressure on the performance of certain of our investments.
•
CLO investments involve complex documentation and accounting considerations, and as a result, the risk of dispute over interpretation or enforceability of the documentation may be higher relative to other types of investments.
•
The application of the risk retention rules under Section 941 of the Dodd-Frank Act and other similar European Union and United Kingdom laws to CLOs may have broader effects on the CLO and loan markets in general, potentially resulting in fewer or less desirable investment opportunities for us.
•
We are dependent on the collateral managers of the CLOs in which we invest and those CLOs are generally not registered under the 1940 Act.
•
We and our investments are subject to interest rate risk.
•
Our investments are subject to credit risk.
•
Our investments are subject to prepayment risk.
•
We are subject to risks associated with defaults on an underlying asset held by a CLO.
•
We are subject to risks associated with Loan Accumulation Facilities.
•
We are subject to risks associated with the bankruptcy or insolvency of an issuer or borrower of a loan that we hold or of an underlying asset held by a CLO in which we invest.
•
Any unrealized depreciation we experience on our portfolio may be an indication of future realized losses, which could reduce our income available for distribution or to make payments on our other obligations.
•
Downgrades by rating agencies of broadly syndicated loans could adversely impact the financial performance of the CLO vehicles in which we have invested and their ability to pay equity distributions to the Company in the future.
Risks Related to an Investment in Our Securities
•
Our shares of common stock have traded at a discount from NAV and our Series E Term Preferred Stock and Series F Term Preferred Stock may not trade at favorable prices.
•
The market price of our common stock may fluctuate and decrease significantly.
•
We will have broad discretion over the use of proceeds of any offering conducted pursuant to a prospectus within the timeframe we have contemplated and will use proceeds in part to satisfy operating expenses.
•
If we issue additional preferred stock, the NAV and market value of our common stock will likely become more volatile.
•
Any amounts that we use to service our indebtedness or preferred dividends, or that we use to redeem our preferred stock, will not be available for distributions to our common stockholders.
•
Holders of any preferred stock we might issue would have the right to elect members of our Board and class voting rights on certain matters.
•
You may not receive distributions or our distributions may decline or may not grow over time.

Share Price [Table Text Block]

		Price Range		Premium (Discount) of High Sales Price to	Premium (Discount) of Low Sales Price to	Distributions per
Period	NAV (1)	High	Low	NAV (2)	NAV (2)	Share (3)
Fiscal Year 2026
Second Quarter	$3.72	$4.60	$2.62	23.7%	(29.6)%	$0.215
First Quarter	$4.36	$5.15	$4.31	18.1%	(1.1)%	$0.345
Fiscal Year 2025
Fourth Quarter	$5.46	$6.14	$4.55	12.5%	(16.7)%	$0.345
Third Quarter	$6.13	$6.82	$5.77	11.3%	(5.9)%	$0.345
Second Quarter	$6.17	$7.32	$5.26	18.6%	(14.7)%	$0.345
First Quarter	$7.00	$7.58	$6.98	8.3%	(0.3)%	$0.345
Fiscal Year 2024
Fourth Quarter	$7.18	$7.78	$6.52	8.4%	(9.2)%	$0.345
Third Quarter	$7.24	$7.81	$7.00	7.9%	(3.3)%	$0.315
Second Quarter	$7.34	$7.49	$6.63	2.0%	(9.7)%	$0.300
First Quarter	$7.68	$7.25	$5.47	(5.6)%	(28.8)%	$0.300

(1)
NAV per share is determined as of the last day in the relevant quarter and therefore may not reflect the NAV per share on the date of the high and low sales prices. The NAVs shown are based on outstanding common shares at the end of each period.
(2)
Calculated as the respective high or low intraquarter sales price divided by quarter-end NAV and subtracting 1.
(3)
Represents distributions declared on our common stock during the specified quarter.

Lowest Price or Bid									$ 2.62	$ 4.31		$ 4.55	$ 5.77	$ 5.26	$ 6.98	$ 6.52	$ 7	$ 6.63	$ 5.47
Highest Price or Bid									$ 4.6	$ 5.15		$ 6.14	$ 6.82	$ 7.32	$ 7.58	$ 7.78	$ 7.81	$ 7.49	$ 7.25
Highest Price or Bid, Premium (Discount) to NAV [Percent]	[10]								23.70%	18.10%		12.50%	11.30%	18.60%	8.30%	8.40%	7.90%	2.00%	(5.60%)
Lowest Price or Bid, Premium (Discount) to NAV [Percent]	[11]								(29.60%)	(1.10%)		(16.70%)	(5.90%)	(14.70%)	(0.30%)	(9.20%)	(3.30%)	(9.70%)	(28.80%)
NAV Per Share	[12]	$ 5.46	$ 7.18						$ 3.72	$ 4.36		$ 5.46	$ 6.13	$ 6.17	$ 7	$ 7.18	$ 7.24	$ 7.34	$ 7.68	$ 3.72
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Capital Stock [Table Text Block]
Note 6. Borrowings
The Company has authorized 10,000,000 shares of preferred stock, at a par value of $0.001 per share, and, at April 30, 2026 had 3,596,000 shares of preferred stock outstanding. As of April 30, 2026, the Company had no outstanding borrowings under its Repurchase Facility.
During the six months ended April 30, 2026, the average daily dollar borrowings and average effective interest rate for the Company’s borrowings was $113,679,006 and 7.57%, respectively.
The Company may recognize a loss related to the acceleration of unamortized deferred issuance costs upon early redemption of any outstanding shares of preferred stock. During the six months ended April 30, 2026, the Company recognized a loss on redemption of preferred stock of $13,360 related to early redemptions of its 6.125% Series C Term Preferred Stock and 6.00% Series D Term Preferred Stock.

6.125% Series C Term Preferred Stock (Nasdaq: OCCIO)
In April 2021, the Company issued 920,000 shares of its 6.125% Series C Term Preferred Stock due 2026 (the “Series C Term Preferred Stock”). The shares of Series C Term Preferred Stock had a liquidation preference of $25 per share and were mandatorily redeemable on April 30, 2026.
On February 19, 2026, the Company caused notices to be issued to the holders of the Series C Term Preferred Stock regarding the exercise of its option to partially redeem $5,000,000 of the issued and outstanding Series C Term Preferred Stock on March 31, 2026. The Company recognized a loss on redemption of preferred stock of $7,942 related to the early redemption.
On March 13, 2026, the Company caused notices to be issued to the holders of the Series C Term Preferred Stock regarding the exercise of its option to partially redeem $5,000,000 of the issued and outstanding Series C Term Preferred Stock on April 22, 2026. The Company recognized a loss on redemption of preferred stock of $785 related to the early redemption.
On March 20, 2026, the Company caused notices to be issued to the holders of the Series C Term Preferred Stock regarding the exercise of its option to fully redeem the remaining $13,000,000 of the issued and outstanding Series C Term Preferred Stock on April 29, 2026.
As of April 30, 2026, the Company had no outstanding Series C Term Preferred Stock.
During the six months ended April 30, 2026, the Company paid distributions of approximately $0.77 per share of Series C Term Preferred Stock.
6.00% Series D Term Preferred Stock
On June 10, 2021, through a private placement, the Company issued 120,000 shares of its 6.00% Series D Term Preferred Stock due 2026 (the “Series D Term Preferred Stock”) at a price per share of $24.50. The shares of Series D Term Preferred Stock had a liquidation preference of $25 per share and were subject to mandatory redemption on June 10, 2026.
The offering was consummated pursuant to the terms of a purchase agreement (the “Series D Purchase Agreement”) dated June 10, 2021 by and between the Company and the purchaser named therein (the “Series D Purchaser”). The Series D Purchase Agreement provided for the Series D Term Preferred Stock to be issued to the Series D Purchaser in a private placement in reliance on an exemption from registration under the Securities Act, provided by Section 4(a)(2) thereof and Regulation D thereunder. The Company relied upon this exemption from registration based in part on representations made by the Series D Purchaser.
On February 18, 2026, the Company caused a notice to be issued to the holder of the Series D Term Preferred Stock regarding the exercise of its option to fully redeem the $3,000,000 of issued and outstanding Series D Term Preferred Stock on February 27, 2026. The Company recognized a loss on redemption of preferred stock of $4,633 related to the early redemption.
As of April 30, 2026, the Company had no outstanding Series D Term Preferred Stock.
During the six months ended April 30, 2026, the Company paid distributions of approximately $0.48 per share of Series D Term Preferred Stock.
5.25% Series E Term Preferred Stock (Nasdaq: OCCIN)
In December 2021, the Company issued 1,400,000 shares of its 5.25% Series E Term Preferred Stock (the “Series E Term Preferred Stock”). The shares of Series E Term Preferred Stock have a liquidation preference of $25 per share and are mandatorily redeemable on December 31, 2026. The Company may, at its sole option, redeem the outstanding shares of Series E Term Preferred Stock in whole or, from time to time, in part, out of funds legally available for such redemption, at the liquidation preference plus an amount equal to accumulated but unpaid dividends, if any, on such shares (whether or not earned or declared, but excluding interest on such dividends) to, but excluding, the date fixed for such redemption.
During the six months ended April 30, 2026, the Company paid distributions of approximately $0.66 per share of Series E Term Preferred Stock.
7.875% Series F Term Preferred Stock (Nasdaq: OCCIM)
In October 2024, the Company issued 1,196,000 shares of its 7.875% Series F Term Preferred Stock (the “Series F Term Preferred Stock”). The shares of Series F Term Preferred Stock have a liquidation preference of $25 per share and are mandatorily redeemable on October 31, 2029. At any time on or after October 31, 2026, the Company may, at its sole option, redeem the outstanding shares of Series F Term Preferred Stock in whole or, from time to time, in part, out of funds legally available for such redemption, at the liquidation preference plus an amount equal to accumulated but unpaid dividends, if any, on such shares (whether or not earned or declared, but excluding interest on such dividends) to, but excluding, the date fixed for such redemption.
During the six months ended April 30, 2026, the Company paid distributions of approximately $0.98 per share of Series F Term Preferred Stock.
8.00% Series G Term Preferred Stock
On April 1, 2025, through a private placement, the Company issued 1,000,000 shares of its 8.00% Series G Term Preferred Stock due 2030 (the “Series G Term Preferred Stock”) at a price per share of $24.25, resulting in net proceeds of $24,250,000, before offering costs. The shares of Series G Term Preferred Stock have a liquidation preference of $25 per share and are subject to mandatory redemption on April 1, 2030. At any time on or after April 1, 2027, the Company may, at its sole option, redeem the outstanding shares of Series G Term Preferred Stock in whole or, from time to time, in part, out of funds legally available for such redemption, at the liquidation preference plus an amount equal to accumulated but unpaid dividends, if any, on such shares (whether or not earned or declared, but excluding interest on such dividends) to, but excluding, the date fixed for such redemption.
The offering was consummated pursuant to the terms of a purchase agreement (the “Series G Purchase Agreement”), dated April 1, 2025 by and between the Company and the purchaser named therein (the “Series G Purchaser”). The Series G Purchase Agreement provided for the Series G Term Preferred Stock to be issued to the Series G Purchaser in a private placement in reliance on an exemption from registration under the Securities Act, provided by Section 4(a)(2) thereof and Regulation D thereunder. The Company relied upon this exemption from registration based in part on representations made by the Series G Purchaser. The Series G Term Preferred Stock has not been registered under the Securities Act and may not be offered or sold in the United States absent registration or an applicable exemption from registration.
During the six months ended April 30, 2026, the Company paid distributions of approximately $1.00 per share of Series G Term Preferred Stock.
For the six months ended April 30, 2026, the components of interest expense, cash paid for interest and other various terms and balances for the Company’s preferred stock was as follows:

	Series C Term Preferred Stock	Series D Term Preferred Stock	Series E Term Preferred Stock	Series F Term Preferred Stock	Series G Term Preferred Stock	Total
Stated interest expense	$675,791	$58,000	$918,750	$1,177,313	$1,000,000	$3,829,854
Amortization of deferred issuance costs	78,480	5,459	122,533	112,837	79,617	398,926
Total interest expense	$754,271	$63,459	$1,041,283	$1,290,150	$1,079,617	$4,228,780
Cash paid for interest expense	$675,791	$58,000	$918,750	$1,177,313	$1,000,000	$3,829,854
Stated interest rate	6.125%	6.00%	5.25%	7.875%	8.00%	6.89%
Effective interest rate (1)	6.97%	6.54%	6.00%	8.70%	8.71%	7.50%
Average outstanding balance	$21,823,205	$1,955,801	$35,000,000	$29,900,000	$25,000,000	$113,679,006
Principal outstanding - period end	$—	$—	$35,000,000	$29,900,000	$25,000,000	$89,900,000
Shares outstanding - period end	—	—	1,400,000	1,196,000	1,000,000	3,596,000
Optional redemption date	N/A	N/A	Currently Callable	October 31, 2026	April 1, 2027
Mandatory redemption date	N/A	N/A	December 31, 2026	October 31, 2029	April 1, 2030

(1)
The effective interest rate on preferred stock is calculated as total interest expense for the period divided by the average outstanding principal balance of preferred stock for the period.
The following table shows the scheduled maturities of the principal balances of the Company’s outstanding borrowings as of April 30, 2026:

	Payments due by period
Description	Total	Less than 1 year	1 to 3 years	3 to 5 years	After 5 years
Series E Term Preferred Stock	$35,000,000	$35,000,000	$—	$—	$—
Series F Term Preferred Stock	29,900,000	—	—	29,900,000	—
Series G Term Preferred Stock	25,000,000	—	—	25,000,000	—
Repurchase Facility	—	—	—	—	—
Total	$89,900,000	$35,000,000	$—	$54,900,000	$—

Preferred Stock Repurchase Program
On December 7, 2021, the Board authorized a program under which the Company may repurchase up to $10.0 million of its outstanding shares of the Company's Series C Term Preferred Stock and Series E Term Preferred Stock. On December 9, 2025, the Board extended the repurchase program for an additional two-year period and authorized the Company’s Series F Term Preferred Stock to be included in the repurchase program. Under this program, the Company may, but is not obligated to, repurchase its Series E Term Preferred Stock and Series F Term Preferred Stock in the open market from time to time through December 9, 2027. The timing and the amount of Series E Term Preferred Stock and Series F Term Preferred Stock to be repurchased will depend on a number of factors, including then-existing market conditions, liquidity, prospects for future access to capital, contractual restrictions, alternative investment opportunities and other factors. In addition, any repurchases will also be conducted in accordance with the 1940 Act. There are no assurances that the Company will engage in any repurchases. During the six months ended April 30, 2026, no shares of preferred stock were repurchased under the program.
Repurchase Facility
On November 4, 2025, the Company entered into a Master Repurchase Agreement (“MRA”) with Nomura Securities International, Inc. (“Nomura”) for the purchase and sale of CLO securities that may be effected pursuant to transaction confirmations entered into under the MRA (the “Repurchase Facility”). The Repurchase Facility provides for Nomura to purchase CLO securities from the Company pursuant to a purchase price agreed upon in a related transaction confirmation (each, a “Repo Transaction”). The Company is authorized to enter into up to $25,000,000 in Repo Transactions, from time to time, under the Repurchase Facility. At the end of the term of each Repo Transaction, the Company is obligated to repurchase the related CLO securities from Nomura, and Nomura is obligated to sell those CLO securities to the Company, for an amount equal to the original purchase price plus a price differential calculated at a predetermined rate from the original trade date to the date of determination of the Repo Transaction. Each Repo Transaction will have an agreed term that may be extended by mutual agreement. The Company recognizes Repo Transactions entered into under the Repurchase Facility as secured borrowings for financial reporting purposes, and as senior securities representing indebtedness for regulatory asset coverage purposes under the 1940 Act.
In connection with the establishment of the Repurchase Facility, the Company incurred deferred financing costs of $77,428, which are amortized over a one-year period from the transaction close date. During the six months ended April 30, 2026, the Company amortized deferred financing costs of $37,925 related to the Repurchase Facility. As of April 30, 2026, the Company has not entered into any Repo Transactions and had no outstanding borrowings under the Repurchase Facility.

Fair Valuation of Our Portfolio Investments [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Fair Valuation of Our Portfolio Investments
. Typically, there will not be a public market, or readily available market quotations, for the type of investments in which the Company invests. As a result, the Company will value these securities at least quarterly, or more frequently as may be required from time to time, at fair value in accordance with ASC 820 and SEC Rule 2a-5. The Company’s determination of the fair value of its investments, requiring significant management judgment and estimation, has a material impact on its net earnings through the recording of unrealized appreciation or depreciation of investments and may cause its NAV on a given date to materially overstate or understate the value that the Company may ultimately realize on one or more of its investments. The Company’s determinations of fair value may differ materially from the values that would have been used if an active public market for these securities existed. The participation of OFS Advisor’s professionals in the Company’s valuation process could also result in a conflict of interest since OFS Advisor’s base management fee is based on the Total Equity Base of the Company (the sum of the net asset value of the Company's common stock and the paid-in capital of the Company's preferred stock).

Accretable Yield Estimates of Our CLO Equity Investments [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Accretable Yield Estimates of Our CLO Equity Investments.
CLO equity securities do not carry a stated coupon and rely on residual cash flows after the payment of debt costs and fund expenses of the CLO. Interest income from investments in CLO equity securities is recognized on the basis of the estimated effective yield to expected redemption utilizing assumed cash flows. The estimated effective yield on our CLO equity investments requires significant management judgment and estimation. Interest income recognized on CLO investments is not contractually due to the Company and may not ultimately be realized in actual cash returns. The ultimate returns of CLO equity securities may be highly dependent on terminal liquidating payments many years after the initial investment period and, accordingly, actual returns cannot be known until the investment is sold or finally liquidates.

Key Personnel Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]																				Key Personnel Risk . The Company is dependent upon the key personnel of OFS Advisor for its future success.
Conflicts of Interest Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Conflicts of Interest Risk
. The Company’s executive officers and directors, and OFS Advisor and its officers and employees, including the
s
enior investment team, have several conflicts of interest as a result of the other activities in which they engage.

Incentive Fee Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Incentive Fee Risk
. The Company’s incentive fee structure may incentivize OFS Advisor to pursue investments on its behalf that are riskier or more speculative than would be the case in the absence of such compensation arrangement and to use leverage in a manner that adversely impacts the Company’s performance.

Tax Risks [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Tax Risks
. If the Company fails to qualify for tax treatment as a RIC under the Code for any reason or becomes subject to U.S. federal income tax, the resulting U.S. federal income tax, imposed at corporate rates, could
substantially reduce its net assets, the amount of income available for distribution and the amount of its distributions.

Distributions and Dividend Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]																				Distributions and Dividend Risk . The Company may reduce, defer or eliminate its distributions and choose to incur U.S. federal excise tax in order to preserve cash and maintain flexibility.
Stock Dividend Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Stock Dividend Risk.
In the past, the Company has declared, and may in the future declare, taxable dividends that are payable to its stockholders in cash or in shares of its common stock at the election of stockholders subject to a limitation on the total amount of cash that may be distributed. In addition, if a significant number of the Company’s stockholders determine to sell shares of its common stock in order to pay taxes owed on distributions, it may put downward pressure on the trading price of the Company’s common stock.

Market Risks [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Market Risks
. The economic disruption and downturn in the capital markets and the credit markets resulting from the ongoing war between Russia and Ukraine, the escalated armed conflict and heightened regional tensions in the Middle East, activity in South America, the agenda of the U.S. Presidential administration, including the impact of tariff enactment and tax reductions, trade disputes with other countries, instability in the U.S. and international banking systems, the risk of recession or the impact of the prolonged shutdown of U.S. government services may impair the Company’s ability to raise capital, the availability of suitable investment opportunities for the Company and may negatively affect its business.

Events Outside Of the Company's Control [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Events Outside of the Company’s Control
. Events outside of the Company’s control, including public health crises, interest rate and inflation rate changes and significant market volatility, have negatively affected, and could
continue to negatively affect, its CLO investments and its results of operations.

Non-Diversification Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Non-Diversification Risk
. The Company is a non-diversified investment company under the 1940 Act and may hold a narrower range of investments than a diversified fund under the 1940 Act. The Company may also be concentrated in investments issued by certain collateral managers, which may heighten cross-collateralization risks.

Leverage Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Leverage Risk
. The Company may use leverage directly through the issuance of preferred stock and other debt instruments, or indirectly through investments such as CLO equity or subordinated debt securities, which may magnify the Company’s risk of loss. The Company’s use of direct leverage creates risks which may adversely affect the return for the holders of the Company’s common stock, including the likelihood of greater volatility of NAV and market price of shares of its common stock. The Company’s CLO investments are typically highly leveraged vehicles (typically 9 – 13 times), and therefore the CLO equity and subordinated debt securities in which the Company invests or intends to invest are subject to a higher risk of loss since the use of leverage magnifies losses. Additionally, CLO equity investments are the first-loss positions in these structures.

Risks of Investing in CLOs and Other Structured Finance Securities [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Risks of Investing in CLOs and Other Structured Finance Securities
. CLO and structured finance securities present risks similar to other credit investments, including default (credit), interest rate and prepayment risks. In addition, CLOs and other structured finance securities are typically governed by a complex series of legal documents and contracts, which increases the possibility of disputes over the interpretation and enforceability of such documents. For example, some documents governing the loans underlying our CLO investments may allow for “priming transactions,” in connection with which majority lenders or debtors can amend loan documents to the detriment of other lenders, amend loan documents in order to move collateral, or amend documents in order to facilitate capital outflow to other parties/subsidiaries in a capital structure, any of which may adversely affect the rights and security priority of the CLOs in which the Company is invested. In addition, a collateral manager or trustee of a CLO may not properly carry out its duties to the CLO, potentially resulting in loss to the CLO. CLOs are also leveraged vehicles and are subject to leverage risk.

Risks of Investing in the Subordinated or Equity Tranche of CLOs [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Risks of Investing in the Subordinated or Equity Tranche of CLOs
. The Company may invest in the subordinated notes that comprise a CLO’s equity tranche, which are junior in priority of payment and are subject to certain payment restrictions generally set forth in an indenture governing the notes. In addition, CLO equity and subordinated notes generally do not benefit from any creditors’ rights or ability to exercise remedies under the indenture governing the notes. The subordinated notes are not guaranteed by another party. Subordinated notes are subject to greater risk than the secured notes issued by the CLO. CLOs are typically highly levered, typically utilizing 9 – 13 times leverage, and therefore the CLO equity and subordinated debt securities in which the Company invests or intends to invest are subject to a higher risk of loss. There can be no assurance that distributions on the assets held by the CLO will be sufficient to make any distributions or that the yield on the subordinated notes will meet the Company’s expectations.

First Loss Risk of CLO Equity and Subordinated Securities [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
First Loss Risk of CLO Equity and Subordinated Securities
. CLO equity and subordinated debt securities that the Company may acquire are subordinated to more senior tranches of CLO debt. If a CLO breaches a covenant, excess cash flow that would otherwise be available for distribution to the CLO equity tranche investors is diverted to prepay CLO debt investors in order of seniority until such time as the covenant breach is cured. If the covenant breach is not or cannot be cured, the CLO equity investors (and potentially other debt tranche investors) may experience a partial or total loss of their investment. For this reason, CLO equity investors are often referred to as being in a first loss position. CLO equity and subordinated debt securities are subject to increased risks of default relative to the holders of superior priority interests in the same securities. Though not exclusively, the Company will typically be in a first loss or subordinated position with respect to realized losses on the assets of th
e C
LOs in wh
ich it is invested.

CLO Rating Downgrade Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
CLO Rating Downgrade Risk
. Ratings agencies have undergone, and may in the future undergo, reviews of CLO tranches and their broadly syndicated loans due to disruptions in the economic market. Such reviews
have, in some cases, resulted in downgrades of broadly syndicated loans. Downgrades by rating agencies of broadly syndicated loans could adversely impact the financial performance of the CLO vehicles in which the Company has invested and their ability to pay equity distributions to the Company in the future.

High Yield Investment Risks [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
High Yield Investment Risks
. The CLO equity and subordinated debt securities that the Company will acquire are typically unrated or rated below investment grade and are therefore considered “high yield” or “junk” securities and are considered speculative with respect to timely payment of distributions or interest and reinvestment or repayment of principal. The senior secured loans and other credit-related assets underlying CLOs are also typically high yield investments that are below investment grade. Investing in CLO equity and subordinated debt securities and other high yield investments involves greater credit and liquidity risk than investment grade obligations, which may adversely impact the Company’s performance. High-yield investments, including collateral held by CLOs in which the Company invests, generally have limited liquidity. As a result, prices of high-yield investments have at times experienced significant and rapid decline when a substantial number of holders (or a few holders of a significantly large “block” of the securities) decide to sell. In addition, the Company (or the CLOs in which it invests) may have difficulty disposing of certain high-yield investments because there may be a thin trading market for such securities.

Limited Investment Opportunities Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Limited Investment Opportunities Risk
. The market for CLO securities is more limited than the market for other credit related investments. Sufficient investment opportunities for the Company’s capital may not be available.

Credit Risks [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Credit Risk
. If (1) a CLO in which the Company invests, (2) an underlying asset of any such CLO or (3) any other type of credit investment in the Company’s portfolio declines in price or fails to pay interest or principal when due because the issuer or debtor, as the case may be, experiences a decline in its financial status, the Company’s income, NAV and/or market price may be adversely impacted.

Prepayment Risks [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Prepayment Risk
. The assets underlying the CLO securities in which the Company invests are subject to prepayment by the underlying corporate borrowers. In addition, the CLO securities and related investments in which it invests are subject to prepayment risk. The Company’s investment performance may be adversely impacted if the Company, or a CLO collateral manager of a CLO in which the Company invests, is unable to reinvest prepaid amounts in a new investment with an expected rate of return at least equal to that of the investment repaid or in a short time period following prepayment.

Liquidity Risks [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Liquidity Risks
. To the extent the Company invests in illiquid instruments, it may not be able to sell such investments at prices that reflect its assessment of their fair value or the amount paid for such investments by it. Specifically, the subordinated or equity tranche CLO securities the Company intends to acquire are illiquid investments and subject to extensive transfer restrictions, and no party is under any obligation to make a market for subordinated notes. At times, there may be no market for subordinated notes, and the Company may not be able to sell or otherwise transfer subordinated notes at their fair value, or at all, in the event that it determines to sell them. If the Company is required to sell these investments, it may realize significantly less than its recorded value and incur a capital loss.

Counterparty Risks [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Counterparty Risks
. The Company may be exposed to counterparty risk, which could make it difficult for it or the CLOs in which it invests to collect on obligations, thereby resulting in potentially significant losses.

Loan Accumulation Facilities Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Loan Accumulation Facilities Risk
. Investments in loan accumulation facilities, which acquire loans on an interim basis that are expected to form part of a CLO, may expose the Company to market, credit and leverage risks. In particular, in the event a planned CLO is not consummated, or the loans held in a loan accumulation facility are not eligible for purchase by the CLO, the Company may be responsible for either holding or disposing of the loans. This could expose the Company primarily to credit and/or mark-to-market losses and other risks. Investments in Loan Accumulation Facilities face other risks similar to CLO equit
y i
nvestments.

Currency Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Currency Risk
. Although the Company intends to primarily make investments denominated in U.S. dollars, it may make investments denominated in other currencies. The Company’s investments denominated in currencies other than U.S. dollars will be subject to the risk that the value of such currency will decrease in relation to the U.S. dollar.

Risks Related to Our Business and Structure [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Risks Related to Our Business and Structure
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Our investment portfolio is recorded at fair value and OFS Advisor, our “valuation designee,” determines the fair value of our investments in good faith pursuant to Rule 2a-5 under the 1940 Act. As a result, there will be uncertainty as to the value of our portfolio investments, and the participation of OFS Advisor’s professionals in our valuation process could result in a conflict of interest.
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Our financial condition and results of operations depend on OFS Advisor’s ability to effectively manage and deploy capital.
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We are dependent upon OFS senior professionals for our future success and upon their access to the investment professionals
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and partners of OFSAM and its affiliates.
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OFS Advisor and OFS Services each has the right to resign on 60 days’ notice, and we may not be able to find a suitable replacement within that time, resulting in a disruption in our operations that could adversely affect our financial condition, business and results of operations.
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Our incentive fee structure may incentivize OFS Advisor to make certain investments, including speculative investments, use leverage when it may be unwise to do so, refrain from de-levering when it would otherwise be appropriate to do so, or include optimistic assumptions in the determination of net investment income.
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We may be obligated to pay OFS Advisor incentive compensation even if we incur a loss.
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We may pay an incentive fee on income we do not receive in cash.
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The Investment Advisory Agreement and the Administration Agreement were not negotiated on an arm’s length basis and may not be as favorable to us as if they had been negotiated with an unaffiliated third party.
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Our Board may change our operating policies and strategies without stockholder approval, the effects of which may be adverse.
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We will be subject to U.S. federal income tax imposed at corporate rates if we are unable to maintain our tax treatment as a RIC.
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There is a risk that holders of our equity securities may not receive distributions or that our distributions may not grow or may be reduced over time.
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Because we expect to distribute substantially all of our ordinary income and net realized capital gains to our stockholders, we may need additional capital to finance our growth and such capital may not be available on favorable terms or at all.
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Events outside of our control, including public health crises, rapidly changing interest and inflation rates and significant market volatility, have negatively affected, and could continue to negatively affect, our CLO investments and our results of operations.
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Global economic, political and market conditions may adversely affect our business, ability to secure debt financing, results of operations and financial condition, including our revenue growth and profitability.
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Adverse developments in the credit markets may impair our ability to secure debt financing.
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We are a non-diversified management investment company within the meaning of the 1940 Act, and therefore we are not limited with respect to the proportion of our assets that may be invested in securities of a single issuer.
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Significant stockholders may control the outcome of matters submitted to our stockholders or adversely impact the market price of our securities.
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Our ability to enter into transactions with our affiliates is restricted, which may limit the scope of investments available to us.
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We may leverage our portfolio, which would magnify the potential for gain or loss on amounts invested and will increase the risk of investing in us.
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We may enter into reverse repurchase agreements, which are another form of leverage.
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Regulations governing our operation as a registered closed-end management investment company affect our ability to raise additional capital and the way in which we do so. Raising debt capital may expose us to risks, including the typical risks associated with leverage.
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We incur significant costs as a result of being a publicly traded company.
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Further downgrades of the U.S. credit rating, impending automatic spending cuts or a government shutdown could negatively impact our liquidity, financial condition and earnings.
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Cybersecurity risks and cyber incidents may adversely affect our business or the business of CLO vehicles in which we invest and CLO Portfolio Companies by causing a disruption to our operations or the operations of CLO vehicles in which we invest and CLO Portfolio Companies, a compromise or corruption of our confidential information or the confidential information of CLO vehicles in which we invest and CLO Portfolio Companies and/or damage to our business relationships or the business relationships of CLO vehicles in which we invest and CLO Portfolio Companies, all of which could negatively impact the business, financial condition and operating results of us or CLO vehicles in which we invest and CLO Portfolio Companies.
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We are subject to risks associated with artificial intelligence and machine learning technology.

Risks Related to Our Investments [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Risks Related to Our Investments
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Investing in senior secured loans indirectly through CLO securities involves particular risks.
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Our investments in CLO securities and other structured finance securities involve certain risks.
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Our investments in subordinated or equity CLO securities are more likely to suffer a loss of all or a portion of their value in the event of a default.
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Our portfolio of investments may lack diversification among CLO securities or underlying obligors, which may subject us to a risk of significant loss if one or more of these CLO securities experience a high level of defaults on collateral.
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Our portfolio is focused on CLO securities, and the CLO securities in which we invest may hold loans that are concentrated in a limited number of industries.
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Failure by a CLO in which we are invested to satisfy certain tests will harm our operating results.
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Negative loan ratings migration may also place pressure on the performance of certain of our investments.
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CLO investments involve complex documentation and accounting considerations, and as a result, the risk of dispute over interpretation or enforceability of the documentation may be higher relative to other types of investments.
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The application of the risk retention rules under Section 941 of the Dodd-Frank Act and other similar European Union and United Kingdom laws to CLOs may have broader effects on the CLO and loan markets in general, potentially resulting in fewer or less desirable investment opportunities for us.
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We are dependent on the collateral managers of the CLOs in which we invest and those CLOs are generally not registered under the 1940 Act.
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We and our investments are subject to interest rate risk.
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Our investments are subject to credit risk.
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Our investments are subject to prepayment risk.
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We are subject to risks associated with defaults on an underlying asset held by a CLO.
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We are subject to risks associated with Loan Accumulation Facilities.
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We are subject to risks associated with the bankruptcy or insolvency of an issuer or borrower of a loan that we hold or of an underlying asset held by a CLO in which we invest.
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Any unrealized depreciation we experience on our portfolio may be an indication of future realized losses, which could reduce our income available for distribution or to make payments on our other obligations.
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Downgrades by rating agencies of broadly syndicated loans could adversely impact the financial performance of the CLO vehicles in which we have invested and their ability to pay equity distributions to the Company in the future.

Risks Related to an Investment in Our Securities [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Risks Related to an Investment in Our Securities.
The following are risks related to investments in the Company’s securities:
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Shares of closed-end management investment companies, including the Company, have in the past frequently traded at discounts to their NAVs and have traded at or near historic lows as a result of concerns over liquidity, leverage restrictions and distribution requirements. The Company cannot assure that the market price of shares of its common stock will not decline below its NAV per share.
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The Company’s common stock price may be volatile and may decrease substantially.
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Any amounts that the Company uses to service its preferred dividends, or that it uses to redeem its preferred stock, will not be available for distributions to its common stockholders.
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The Company’s common stock is subject to a risk of subordination relative to holders of its debt instruments and holders of its preferred stock.
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Holders of the Company’s preferred stock have the right to elect two members of the Company’s Board and class voting rights on certain matters.
Risks Related to an Investment in Our Securities
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Our shares of common stock have traded at a discount from NAV and our Series E Term Preferred Stock and Series F Term Preferred Stock may not trade at favorable prices.
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The market price of our common stock may fluctuate and decrease significantly.
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We will have broad discretion over the use of proceeds of any offering conducted pursuant to a prospectus within the timeframe we have contemplated and will use proceeds in part to satisfy operating expenses.
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If we issue additional preferred stock, the NAV and market value of our common stock will likely become more volatile.
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Any amounts that we use to service our indebtedness or preferred dividends, or that we use to redeem our preferred stock, will not be available for distributions to our common stockholders.
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Holders of any preferred stock we might issue would have the right to elect members of our Board and class voting rights on certain matters.
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You may not receive distributions or our distributions may decline or may not grow over time.

Interest Rate Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Interest Rate Risk
. The price of certain of the Company’s investments may be significantly affected by changes in interest rates. Although senior secured loans are generally floating rate instruments, the Company’s investments in senior secured loans through CLOs are sensitive to interest rate levels and volatility. Although CLOs are generally structured to mitigate the risk of interest rate mismatch, there may be some difference between the timing of interest rate resets on the assets and liabilities of a CLO. Such a mismatch in timing could have a negative effect on the amount of funds distributed to CLO equity investors, and may in turn adversely affect the Company’s cash flows and results of operations. In addition, changes in interest rate spreads can have a material impact on the Company’s investment income, cost of funding and the valuation of its investment portfolio.

Series A Term Preferred Stock [Member]
Financial Highlights [Abstract]
Senior Securities Amount	[13],[14]				$ 0	$ 21,316,500	$ 21,316,500	$ 21,316,500
Senior Securities Coverage per Unit	[13],[15]				$ 0	$ 78.71	$ 73.64	$ 78.78
Preferred Stock Liquidating Preference	[13],[16]				$ 0	25	25	25
Senior Securities Average Market Value per Unit	[13],[17]					$ 25.15	$ 23.72	$ 25.46
Series B Term Preferred Stock [Member]
Financial Highlights [Abstract]
Senior Securities Amount	[14],[18]		$ 0	$ 3,000,000	$ 3,000,000	$ 3,000,000										$ 0
Senior Securities Coverage per Unit	[15],[18]		$ 0	$ 71.95	$ 61.8	$ 78.71										$ 0
Preferred Stock Liquidating Preference	[16],[18]			$ 25	$ 25	$ 25
Series C Term Preferred Stock [Member]
Financial Highlights [Abstract]
Senior Securities Amount	[14],[19]	$ 23,000,000	$ 23,000,000	$ 23,000,000	$ 23,000,000	$ 23,000,000						$ 23,000,000				$ 23,000,000
Senior Securities Coverage per Unit	[15],[19]	$ 58.01	$ 65.87	$ 71.95	$ 61.8	$ 78.71						$ 58.01				$ 65.87
Preferred Stock Liquidating Preference	[16],[19]	25	25	25	25	25						$ 25				$ 25
Senior Securities Average Market Value per Unit	[17],[19]	$ 24.78	$ 24.06	$ 23.29	$ 24.79	$ 25.22
Series D Term Preferred Stock [Member]
Financial Highlights [Abstract]
Senior Securities Amount	[14],[20]	$ 3,000,000	$ 3,000,000	$ 3,000,000	$ 3,000,000	$ 3,000,000						$ 3,000,000				$ 3,000,000
Senior Securities Coverage per Unit	[15],[20]	$ 58.01	$ 65.87	$ 71.95	$ 61.8	$ 78.71						$ 58.01				$ 65.87
Preferred Stock Liquidating Preference	[16],[20]	$ 25	$ 25	$ 25	$ 25	$ 25						$ 25				$ 25
Series E Term Preferred Stock [Member]
Financial Highlights [Abstract]
Senior Securities Amount	[14]	$ 35,000,000	$ 35,000,000	$ 35,000,000	$ 35,000,000							$ 35,000,000				$ 35,000,000
Senior Securities Coverage per Unit	[15]	$ 58.01	$ 65.87	$ 71.95	$ 61.8							$ 58.01				$ 65.87
Preferred Stock Liquidating Preference	[16]	25	25	25	25							$ 25				$ 25
Senior Securities Average Market Value per Unit	[17]	$ 24.06	$ 22.98	$ 22.38	$ 23.99
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Security Title [Text Block]																				5.25% Series E Term Preferred Stock (Nasdaq: OCCIN)
Security Dividends [Text Block]																				The Company may, at its sole option, redeem the outstanding shares of Series E Term Preferred Stock in whole or, from time to time, in part, out of funds legally available for such redemption, at the liquidation preference plus an amount equal to accumulated but unpaid dividends, if any, on such shares (whether or not earned or declared, but excluding interest on such dividends) to, but excluding, the date fixed for such redemption.
Series F Term Preferred Stock [Member]
Financial Highlights [Abstract]
Senior Securities Amount	[14]	$ 29,900,000	$ 29,900,000									$ 29,900,000				$ 29,900,000
Senior Securities Coverage per Unit	[15]	$ 58.01	$ 65.87									$ 58.01				$ 65.87
Preferred Stock Liquidating Preference	[16]	$ 25	25									$ 25				$ 25
Senior Securities Average Market Value per Unit	[17]		$ 24.94								$ 24.93
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Security Title [Text Block]																				7.875% Series F Term Preferred Stock (Nasdaq: OCCIM)
Security Dividends [Text Block]																				the Company may, at its sole option, redeem the outstanding shares of Series F Term Preferred Stock in whole or, from time to time, in part, out of funds legally available for such redemption, at the liquidation preference plus an amount equal to accumulated but unpaid dividends, if any, on such shares (whether or not earned or declared, but excluding interest on such dividends) to, but excluding, the date fixed for such redemption.
Series G Term Preferred Stock [Member]
Financial Highlights [Abstract]
Senior Securities Amount	[14]	$ 25,000,000										$ 25,000,000
Senior Securities Coverage per Unit	[15]	$ 58.01										$ 58.01
Preferred Stock Liquidating Preference	[16]	$ 25										$ 25
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Security Title [Text Block]																				8.00% Series G Term Preferred Stock
Security Dividends [Text Block]																				the Company may, at its sole option, redeem the outstanding shares of Series G Term Preferred Stock in whole or, from time to time, in part, out of funds legally available for such redemption, at the liquidation preference plus an amount equal to accumulated but unpaid dividends, if any, on such shares (whether or not earned or declared, but excluding interest on such dividends) to, but excluding, the date fixed for such redemption.
Common Shares [Member]
Other Annual Expenses [Abstract]
Basis of Transaction Fees, Note [Text Block]																				as a percentage of net assets attributable to common stock

[1]	In the event that the securities are sold to or through underwriters, a prospectus supplement will disclose the applicable sales load, and the “Example” will be updated accordingly.
[2]	The expenses of the DRIP are included in “other expenses.” The plan administrator’s fees are paid by us. There are no brokerage charges or other charges to stockholders who participate in the plan except that, if a participant elects by written notice to the plan administrator to have the plan administrator sell part or all of the shares held by the plan administrator in the participant’s account and remit the proceeds to the participant, the plan administrator is authorized to deduct a $15.00 transaction fee plus a $0.10 per share brokerage commission from the proceeds. See “—Distribution Reinvestment Plan”.
[3]	The prospectus supplement corresponding to each offering will disclose the applicable offering expenses and total stockholder transaction expenses as a percentage of the offering price.
[4]	We have agreed to pay OFS Advisor as compensation under the Investment Advisory Agreement a base management fee at an annual rate of 1.75% (0.4375% per quarter) of our Total Equity Base, which means the NAV of shares of our common stock and the paid-in capital of our preferred stock, if any, before the determination of any incentive fees for the applicable quarter. These management fees are paid by our stockholders and are not paid by the holders of preferred stock, or the holders of any other types of securities that we may issue. The base management fee referenced in the table above represents the estimated annualized fee based on our April 30, 2026 NAV of $109.0 million and $89.9 million of paid-in capital on outstanding preferred stock. The estimated base management fee used for the calculation in the table above differs from the actual amount incurred for the six months ended April 30, 2026. See “—Note 3 Related Party Transactions”.
[5]	The estimated “interest payments on borrowed funds” represents annualized dividends to be paid on our $89.9 million of outstanding preferred stock and annualized interest expense on $0 outstanding borrowings under our repurchase agreement with Nomura Securities International, Inc. as of April 30, 2026. It also includes amortization of deferred underwriting discounts, commissions, and offering expenses related to our outstanding preferred stock and repurchase agreement. This amount differs from the actual interest expense incurred during the six months ended April 30, 2026. We may incur, directly or indirectly, through one or more special purpose vehicles, indebtedness for borrowed money, as well as leverage in the form of preferred stock and other structures and instruments, in significant amounts and on terms that OFS Advisor and our Board deem appropriate, subject to applicable limitations under the 1940 Act. As of April 30, 2026, we were authorized to borrow up to $25.0 million under our repurchase agreement with Nomura Securities International, Inc. Any such borrowings do not include embedded or inherent leverage in CLO structures in which we invest or intend to invest or in derivative instruments in which we may invest. Our borrowing costs would increase in the event that we were to borrow additional money. In the event that we were to issue additional shares of preferred stock, the base management fee as a percentage of our net assets attributable to common stock would increase. See “—Note 6 Borrowings”.
[6]	We have agreed to pay OFS Advisor, as compensation under the Investment Advisory Agreement, a quarterly incentive fee equal to 20% of our “Pre-Incentive Fee Net Investment Income” for the immediately preceding quarter, subject to a quarterly preferred return, or hurdle, of 2.00% of our NAV (8.00% annualized) and a catch-up feature. Pre-Incentive Fee Net Investment Income includes accrued income that we have not yet received in cash. No incentive fee is payable to OFS Advisor on realized capital gains. The incentive fee is paid to OFS Advisor as follows: •no incentive fee in any calendar quarter in which our Pre-Incentive Fee Net Investment Income does not exceed the hurdle of 2.00% of our NAV; •100% of our Pre-Incentive Fee Net Investment Income with respect to that portion of such Pre-Incentive Fee Net Investment Income, if any, that exceeds the hurdle but is less than 2.50% of our NAV in any calendar quarter (10.00% annualized). We refer to this portion of our Pre-Incentive Fee Net Investment Income (which exceeds the hurdle but is less than 2.50% of our NAV) as the “catch-up.” The “catch-up” is meant to provide OFS Advisor with 20% of our Pre-Incentive Fee Net Investment Income as if a hurdle did not apply if Pre-Incentive Fee Net Investment Income meets or exceeds 2.50% of our NAV in any calendar quarter; and •20% of the amount of our Pre-Incentive Fee Net Investment Income, if any, that exceeds 2.50% of our NAV in any calendar quarter (10.00% annualized) is payable to OFS Advisor (that is, once the hurdle is reached and the catch-up is achieved, 20% of all Pre-Incentive Fee Net Investment Income thereafter is paid to OFS Advisor). The estimated incentive fees in the table above assume that incentive fees we incur during the next twelve months remain consistent with the actual incentive fees incurred by us during the six months ended April 30, 2026. Actual portfolio yields, which directly impact incentive fees, may significantly differ in the future. See “—Note 3 Related Party Transactions”.
[7]	The estimated “other expenses” assumes that other expenses we incur during the next twelve months remain consistent with the actual amounts incurred during the six months ended April 30, 2026. “Other expenses” includes our overhead expenses, including services under the Administration Agreement based on our allocable portion of overhead and other expenses incurred by OFS Capital Services, LLC, our administrator and an affiliate of OFS Advisor. “Other expenses” also includes ongoing administrative expenses to our independent accountants, legal counsel and compensation of independent directors.
[8]	“Total annual expenses” is presented as a percentage of net assets attributable to common stockholders, because the holders of shares of our common stock will bear all of our fees and expenses, all of which are included in this fee table presentation. The indirect expenses that will be associated with our CLO equity investments are not included in the fee table presentation, but if such expenses were included in the fee table presentation, then our total annual expenses would have been 32.80%.
[9]	The example should not be considered a representation of future returns or expenses, and actual returns and expenses may be greater or less than those shown. While the example assumes a 5.0% annual return, our performance will vary and may result in a return greater or less than 5.0%. The incentive fee under the Investment Advisory Agreement, assuming a 5.0% annual return, would either not be payable or would have an insignificant impact on the expense amounts shown above, and is therefore not included in the example. Also, while the example assumes reinvestment of all dividends at net asset value, participants in our dividend reinvestment plan will receive a number of shares of our common stock, determined by dividing the total dollar amount of the dividend payable to a participant by ninety-five percent (95%) the market price per share of our common stock at the close of trading on the dividend payment date, which may be at, above or below net asset value. See “—Distribution Reinvestment Plan” for additional information regarding our dividend reinvestment plan.
[10]	Calculated as the respective high or low intraquarter sales price divided by quarter-end NAV and subtracting 1.
[11]	Represents distributions declared on our common stock during the specified quarter.
[12]	NAV per share is determined as of the last day in the relevant quarter and therefore may not reflect the NAV per share on the date of the high and low sales prices. The NAVs shown are based on outstanding common shares at the end of each period.
[13]	On December 10, 2021, all outstanding shares of the Series A Term Preferred Stock were redeemed at 100% of their principal amount ($25 per share).
[14]	Total amount of each class of senior securities outstanding at the end of the period presented.
[15]	The Asset Coverage Per Unit is expressed in terms of a ratio per share of the aggregate amount of outstanding senior securities. When expressing in terms of dollar amounts per share, the asset coverage ratio is multiplied by the involuntary liquidation preference per unit of $25.
[16]	The amount to which such class of senior security would be entitled upon the involuntary liquidation of the issuer in preference to any security junior to it.
[17]	Average market value per unit for the Series E Term Preferred Stock and Series F Term Preferred Stock represent the average of the daily closing prices as reported on The Nasdaq Capital Market during the period presented. Not applicable to the Series A Term Preferred Stock, Series B Term Preferred Stock, Series C Term Preferred Stock, Series D Term Preferred Stock, Series G Term Preferred Stock and Repurchase Facility because these senior securities are not registered for public trading or are fully redeemed.
[18]	On November 19, 2023, all outstanding shares of the Series B Term Preferred Stock were redeemed at 100% of their principal amount ($25 per share).
[19]	On April 29, 2026, the remaining outstanding shares of the Series C Term Preferred Stock were redeemed at 100% of their principal amount ($25 per share).
[20]	On February 27, 2026, all outstanding shares of the Series D Term Preferred Stock were redeemed at 100% of their principal amount ($25 per share).